Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

14. COMMITMENTS AND CONTINGENCIES

Operating Leases—The Company leases office facilities over various terms expiring through 2028. Certain of these operating leases contain rent escalation clauses. The Company also has office equipment leases that expire through 2025. The following is a schedule of the future minimum lease payments by year under the leases as of September 30, 2020:

September 30,	Rent	Office Equipment	Total
2021	$5,863	$332	$6,195
2022	4,865	327	5,192
2023	2,961	129	3,090
2024	1,410	39	1,449
2025 and thereafter	1,385	1	1,386

	$16,484	$828	$17,312

Total rent expense under operating leases was $2.2 and $6.4 for the three and nine months ended September 30, 2020, respectively, and $2.0 and $5.6 for the three and nine months ended September 30, 2019, respectively

Other Commitments—The Company has commitments under the New Credit Facility, its equipment line of credit and its capital lease obligations (Note 12).

Contingencies—The Company is subject to purchase price contingencies related to earn-outs associated with certain acquisitions (Note 6).

Legal—In the normal course of business, the Company is at times subject to pending and threatened legal actions. In management’s opinion, any potential loss resulting from the resolution of these matters is not expected to have a material effect on the condensed consolidated results of operations, financial position or cash flows of the Company.

16. COMMITMENTS AND CONTINGENCIES

Operating Leases—The Company leases office facilities over various terms expiring through 2027. Certain of these operating leases contain rent escalation clauses. The Company also has office equipment leases that expire through 2024. The following is a schedule of the future minimum lease payments by year under the leases as of December 31, 2019:

	Rent	Office Equipment	Total
2020	$6,123	$299	$6,422
2021	4,983	252	5,235
2022	3,957	232	4,189
2023	2,567	96	2,663
2024 and thereafter	2,281	28	2,309

	$19,911	$907	$20,818

Total rent expense under operating leases for the years ended December 31, 2019 and 2018 was $7.6 million and $6.7 million, respectively.

Other Commitments—The Company has commitments under its loan facilities and capital lease obligations (Note 14).

Contingencies—The Company is subject to purchase price contingencies related to earn-outs associated with certain acquisitions (Note 7 and 9).

Legal—In the normal course of business, the Company is at times subject to pending and threatened legal actions. In management’s opinion, any potential loss resulting from the resolution of these matters is not expected to have a material effect on the consolidated results of operations, financial position or cash flows of the Company.